Other reserves	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Reserves [Abstract]
Other reserves

26. Other reserves

	Other comprehensive income
	Cash flow reserve £m [a]	Available- for-sale reserve £m [b]	Translation reserve £m [c]	Merger and other reserves £m	[d]	Total £m

At 1 April 2015	55	18	278	858		1,209
Exchange differences	–	–	29	–		29
Net fair value gain on cash flow hedges	381	–	–	–		381
Recognised in income and expense	(230)	–	–	–		(230)
Fair value movement on available-for-sale assets	–	(2)	–	–		(2)
Tax recognised in other comprehensive income	(33)	–	38	–		5

At 1 April 2016	173	16	345	858		1,392
Exchange differences	–	–	227	–		227
Net fair value gain on cash flow hedges	884	–	–	–		884
Recognised in income and expense	(938)	–	–	–		(938)
Fair value movement on available-for-sale assets	–	(3)	–	–		(3)
Tax recognised in other comprehensive income	8	–	21	–		29
At 31 March 2017	127	13	593	858		1,591
Exchange differences[e]	–	–	(188)	–		(188)
Net fair value loss on cash flow hedges	(368)	–	–	–		(368)
Recognised in income and expense	277	–	–	–		277
Fair value movement on available-for-sale assets	–	11	–	–		11
Tax recognised in other comprehensive income	10	–	(9)	–		1
Transfer to realised profit	(83)	–	–	–		(83)
At 31 March 2018	(37)	24	396	858		1,241

[a] The cash flow reserve is used to record the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. Amounts ‘recognised in income and expense’ include a net credit to the cash flow reserve of £295m (2016/17: charge of £941m, 2015/16: charge of £255m) relating to fair value movements on derivatives. The items generating these foreign exchange movements are in designated cash flow hedge relationships.

[b] The available-for-sale reserve is used to record the cumulative fair value gains and losses on available-for-sale financial assets. The cumulative gains and losses are recycled to the income statement on disposal of the assets.

[c] The translation reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.

[d] Excludes £1m (2016/17: £10m, 2015/16: £nil) of exchange differences in relation to retained earnings attributed to non-controlling interests.